NET INCOME (LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Numerator:
Net (loss) income attributable to AirNet Technology Inc.'s ordinary shareholders	$ 19,895	$ (3,925)
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share/income per ADS
Basic	8,035,683	3,575,714
Diluted	8,035,683	3,575,714
Net (loss) income per ordinary share/per ADS
Basic (in dollars per share)	$ 2.48	$ (1.10)
Diluted (in dollars per share)	$ 2.48	$ (1.10)
ADS
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary share/income per ADS
Basic	8,035,683	3,575,714
Diluted	8,035,683	3,575,714
Net (loss) income per ordinary share/per ADS
Basic (in dollars per share)	$ 2.48	$ (1.10)
Diluted (in dollars per share)	$ 2.48	$ (1.10)